Restricted Assets	12 Months Ended
Dec. 31, 2016
Restricted Assets

16. Restricted Assets

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries and VIEs, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is non-distributable. The Group’s PRC subsidiaries and VIEs are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries and VIEs may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries and VIEs’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to RMB168,697,072 and RMB208,825,136 as of December 31, 2015 and 2016, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries and VIEs of RMB1,065,321,750 and RMB1,116,574,950 as of December 31, 2015 and 2016, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to RMB1,234,018,822 and RMB1,325,400,086 as of December 31, 2015 and 2016, respectively. The restricted assets of the Company’s VIEs amounted to RMB438,896,279 and RMB344,383,556 as of December 31, 2015 and 2016, respectively.